American Funds College Target Date Series® Prospectus Supplement July 28, 2022

For the following prospectuses dated January 1, 2022 (as supplemented to date):

American Funds College 2039 FundSM (CF39)

American Funds College 2036 FundSM (CF36)

American Funds College 2033 Fund® (CF33)

American Funds College 2030 Fund® (CF30)

American Funds College 2027 Fund® (CF27)

American Funds College 2024 Fund® (CF24)

American Funds College Enrollment Fund® (CEF)

Changes apply to all funds within the series unless otherwise noted below.

1. The first paragraph in the “Principal investment strategies” section of the American Funds College Enrollment Fund summary prospectus is amended to read as follows:

Principal investment strategies The fund will attempt to achieve its investment objective by principally investing in a mix of American Funds fixed income funds that seek current income through investments in bonds or in other fixed income instruments. The fund may invest in growth-and-income funds, equity-income funds and balanced funds to a limited extent.

2. For each of the funds noted above, other than American Funds College Enrollment Fund, the fourth paragraph and chart in the “Principal investment strategies” section of the summary prospectus is replaced with the following:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of July 28, 2022.

Investment approach
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
18
15
12
9
6
3
Years before college
College enrollment
Fixed income funds
Balanced funds
Equity-income funds
Growth-and-income funds
Growth funds

3. The following will be added to the “Principal investment strategies” section of the American Funds College Enrollment Fund summary prospectus:

The fund will invest principally in funds that seek current income through fixed income investments, as reflected in the final column of the chart below. The allocations shown reflect the target allocations as of July 28, 2022.

Investment approach
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
18
15
12
9
6
3
Years before college
College enrollment
Fixed income funds
Balanced funds
Equity-income funds
Growth-and-income funds
Growth funds

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 5% target allocation to growth-and-income funds is not expected to be greater than 15%. The investment adviser will monitor the fund on an ongoing basis and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

4. The following will be added to the “Principal risks” section of the American Funds College Enrollment Fund summary prospectus:

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

5. The fifth paragraph and chart in the “Investment objectives, strategies and risks” section of the prospectus is replaced with the following:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. The allocations shown reflect the target allocations as of July 28, 2022. For the avoidance of doubt, the Enrollment Fund will invest principally in funds that seek current income through fixed income investments, as reflected in the final column of the chart below.

Investment approach
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
18
15
12
9
6
3
Years before college
College enrollment
Fixed income funds
Balanced funds
Equity-income funds
Growth-and-income funds
Growth funds

Keep this supplement with your prospectus.

Notes

Lit. No. MFGEBS-040-0722P Litho in USA CGD/UW/10039-S92334